7 Trade accounts receivable (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2019		Dec. 31, 2018		Dec. 31, 2017
DisclosureOfTradeAccountsReceivableLineItems [Line Items]
Trade accounts receivable, gross	R$ 2,535,974		R$ 3,326,628
Allowance for doubtful accounts	(229,323)	[1]	(233,625)	[1]	R$ (350,025)
Total	2,306,651		3,093,003
Current assets	2,285,750		3,075,218
Non-current assets	20,901		17,785
Total	2,306,651		3,093,003
Domestic Market [Member]
DisclosureOfTradeAccountsReceivableLineItems [Line Items]
Trade accounts receivable, gross	1,058,226		1,425,444
Domestic Market [Member] | Third Parties [Member]
DisclosureOfTradeAccountsReceivableLineItems [Line Items]
Trade accounts receivable, gross	1,049,412		1,402,638
Domestic Market [Member] | Related Parties [Member]
DisclosureOfTradeAccountsReceivableLineItems [Line Items]
Trade accounts receivable, gross	8,814		22,806
Foreign Market [Member]
DisclosureOfTradeAccountsReceivableLineItems [Line Items]
Trade accounts receivable, gross	1,477,748		1,901,184
Foreign Market [Member] | Third Parties [Member]
DisclosureOfTradeAccountsReceivableLineItems [Line Items]
Trade accounts receivable, gross	R$ 1,477,748		R$ 1,901,184

[1]	Company's expected credit losses are determined based on the following stages: Stage 1 - when the securities are still performing in this stage, expected credit losses are calculated based on the actual experience of credit loss (write-off) over the last five years, segregating customers in accordance with their Operating Risk. Stage 2 - when there is deterioration in the credit risk of the customer since the initial recognition; in this stage, the Company considers as deterioration of credit risk any credits that were renegotiated and that must be collected in court, regardless of their maturity. Stage 3 - includes financial assets that have objective evidence of impairment; the trigger for evidence of impairment is an unprecedented delay of more than 90 days.